Consolidated Statements of Operations and Comprehensive Loss (USD $)	3 Months Ended											9 Months Ended		12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Operations and Comprehensive Loss
Collaborative revenue	$ 1,142,000	$ 1,238,000	$ 1,488,000	$ 3,838,000	$ 1,794,000	$ 1,690,000	$ 1,325,000	$ 4,438,000	$ 1,719,000	$ 1,719,000	$ 1,356,000	$ 3,868,000	$ 4,809,000	$ 8,647,000	$ 9,232,000
Operating expenses:
Research and development												30,961,000	15,434,000	22,927,000	12,803,000
General and administrative												5,701,000	2,627,000	3,430,000	2,756,000
Total operating expenses	16,550,000	11,030,000	9,082,000	8,296,000	7,798,000	5,040,000	5,223,000	4,613,000	3,500,000	4,268,000	3,178,000	36,662,000	18,061,000	26,357,000	15,559,000
Loss from operations												(32,794,000)	(13,252,000)	(17,710,000)	(6,327,000)
Other income (expense):
Interest income												8,000	16,000	18,000	7,000
Other income (expense)												(290,000)	(18,000)	(18,000)	210,000
Net loss and comprehensive loss												$ (33,076,000)	$ (13,254,000)	$ (17,710,000)	$ (6,110,000)
Net loss per share, basic and diluted (in dollars per share)	$ (0.88)	$ (0.98)	$ (5.46)	$ (3.08)	$ (4.44)	$ (2.67)	$ (3.53)	$ (0.01)	$ (2.45)	$ (3.30)	$ (2.21)	$ (3.54)	$ (10.71)	$ (13.73)	$ (7.72)
Weighted-average shares used to compute basic and diluted net loss per share (in shares)												9,928,000	1,237,000	1,289,879	791,065